REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract owners of
Metropolitan Life Variable Annuity Separate Account II
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of Metropolitan Life Variable Annuity Separate Account II (the “Separate Account”) listed in Notes 2A and 2B (collectively, the “Divisions”) as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, except for the Division included in the table below; the related statement of operations, statements of changes in net assets, and financial highlights for the Division and period indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2025, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Division of the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
LMPVIT Western Asset Variable Global High Yield Bond Division	For the period from January 1, 2025 through April 25, 2025 (cessation of operations)	For the period from January 1, 2025 through April 25, 2025 (cessation of operations) and the year ended December 31, 2024	For the period from January 1, 2025 through April 25, 2025 (cessation of operations) and the years ended December 31, 2024, 2023, 2022 and 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the Separate Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2026

We have served as the Separate Account’s auditor since 2005.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division
Assets:
Investments at fair value	$267,769	$116,446		$13,319	$5,660,975
Due from Metropolitan Life Insurance Company	1	—		—	2
Total Assets	267,770	116,446		13,319	5,660,977
Liabilities:
Accrued fees	41	35		33	162
Due to Metropolitan Life Insurance Company	—	1		—	—
Total Liabilities	41	36		33	162
Net Assets	$267,729	$116,410		$13,286	$5,660,815
Contract Owners’ Equity
Net assets from accumulation units	$267,729	$116,410		$13,286	$5,583,246
Net assets from contracts in payout	—	—		—	77,569
Total Net Assets	$267,729	$116,410		$13,286	$5,660,815

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTI Invesco Comstock Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$43,726	$602,872		$37,006	$84,379		$1,742,451	$52,518	$9,720,979	$724,208	$5,643,788	$1,056,899
Due from Metropolitan Life Insurance Company	—	—		2	—		—	—	1	2	1	1
Total Assets	43,726	602,872		37,008	84,379		1,742,451	52,518	9,720,980	724,210	5,643,789	1,056,900
Liabilities:
Accrued fees	68	177		70	49		118	31	101	133	203	9
Due to Metropolitan Life Insurance Company	—	—		—	1		—	—	—	—	—	—
Total Liabilities	68	177		70	50		118	31	101	133	203	9
Net Assets	$43,658	$602,695		$36,938	$84,329		$1,742,333	$52,487	$9,720,879	$724,077	$5,643,586	$1,056,891
Contract Owners’ Equity
Net assets from accumulation units	$43,658	$582,802		$36,938	$84,329		$1,742,333	$52,487	$9,686,264	$722,435	$5,530,199	$1,056,891
Net assets from contracts in payout	—	19,893		—	—		—	—	34,615	1,642	113,387	—
Total Net Assets	$43,658	$602,695		$36,938	$84,329		$1,742,333	$52,487	$9,720,879	$724,077	$5,643,586	$1,056,891

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division
Assets:
Investments at fair value	$6,173,894		$1,136,619	$3,232,216	$207,619	$9,228,258		$157,861	$561,143	$13,966,078	$5,351,580	$565,546
Due from Metropolitan Life Insurance Company	1		—	2	—	1		—	—	2	—	—
Total Assets	6,173,895		1,136,619	3,232,218	207,619	9,228,259		157,861	561,143	13,966,080	5,351,580	565,546
Liabilities:
Accrued fees	88		42	147	84	75		115	147	150	107	166
Due to Metropolitan Life Insurance Company	—		—	—	—	—		—	1	—	—	—
Total Liabilities	88		42	147	84	75		115	148	150	107	166
Net Assets	$6,173,807		$1,136,577	$3,232,071	$207,535	$9,228,184		$157,746	$560,995	$13,965,930	$5,351,473	$565,380
Contract Owners’ Equity
Net assets from accumulation units	$6,153,231		$1,136,577	$3,162,541	$207,535	$9,138,911		$157,746	$557,634	$13,897,854	$5,332,423	$558,349
Net assets from contracts in payout	20,576		—	69,530	—	89,273		—	3,361	68,076	19,050	7,031
Total Net Assets	$6,173,807		$1,136,577	$3,232,071	$207,535	$9,228,184		$157,746	$560,995	$13,965,930	$5,351,473	$565,380

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. EQV International Equity Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Growth Division	LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division	LMPVET ClearBridge Variable Mid Cap Division
Assets:
Investments at fair value	$12,181,846	$431,284		$563,908	$1,195,741	$2,725,590		$765,305	$1,818,164		$6,711		$965,938		$3,693
Due from Metropolitan Life Insurance Company	5	1		—	—	1		—		3		—		—		—
Total Assets	12,181,851	431,285		563,908	1,195,741	2,725,591		765,305		1,818,167		6,711		965,938		3,693
Liabilities:
Accrued fees	109	68		71	94	115		6	137		12		8		12
Due to Metropolitan Life Insurance Company	—	—		—	—	—		1		—		—		—		—
Total Liabilities	109	68		71	94	115		7		137		12		8		12
Net Assets	$12,181,742	$431,217		$563,837	$1,195,647	$2,725,476		$765,298	$1,818,030		$6,699		$965,930		$3,681
Contract Owners’ Equity
Net assets from accumulation units	$12,007,017	$431,217		$563,837	$1,176,979	$2,725,476		$765,298	$1,816,135		$6,699		$965,930		$3,681
Net assets from contracts in payout	174,725	—		—	18,668	—		—		1,895		—		—		—
Total Net Assets	$12,181,742	$431,217		$563,837	$1,195,647	$2,725,476		$765,298	$1,818,030		$6,699		$965,930		$3,681

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2025

	LMPVET ClearBridge Variable Small Cap Growth Division	MFS® VIT Total Return Bond Division
Assets:
Investments at fair value	$723,035	$315,642
Due from Metropolitan Life Insurance Company	4	—
Total Assets	723,039	315,642
Liabilities:
Accrued fees	152	143
Due to Metropolitan Life Insurance Company	—	1
Total Liabilities	152	144
Net Assets	$722,887	$315,498
Contract Owners’ Equity
Net assets from accumulation units	$722,887	$312,143
Net assets from contracts in payout	—	3,355
Total Net Assets	$722,887	$315,498

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2025

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Invesco Comstock Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTII BlackRock Bond Income Division
Investment Income:
Dividends	$—	$7,737		$194		$26,658	$887	$11,750		$—	$4,596	$30,576	$2,747
Expenses:
Mortality and expense risk charges	3,314	1,084		201		51,440	604	5,273		467	1,030	20,947	642
Administrative charges	396	141		23		8,048	71	855		55	122	2,512	76
Total expenses	3,710	1,225		224		59,488	675	6,128		522	1,152	23,459	718
Net investment income (loss)	(3,710)	6,512		(30)		(32,830)	212	5,622		(522)	3,444	7,117	2,029
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	34,939	—		2,251		972,438	5,839	34,195		—	—	153,882	—
Realized gains (losses) on sale of investments	557	(78)		(1,641)		100,156	3,802	5,866		(225)	(536)	(8,458)	(406)
Net realized gains (losses)	35,496	(78)		610		1,072,594	9,641	40,061		(225)	(536)	145,424	(406)
Change in unrealized gains (losses) on investments	(19,894)	1,854		(1,758)		(303,523)	(3,107)	68,065		4,598	2,988	16,530	1,607
Net realized and change in unrealized gains (losses) on investments	15,602	1,776		(1,148)		769,071	6,534	108,126		4,373	2,452	161,954	1,201
Net increase (decrease) in net assets resulting from operations	$11,892	$8,288		$(1,178)		$736,241	$6,746	$113,748		$3,851	$5,896	$169,071	$3,230

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2025

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division	BHFTII MFS® Value Division		BHFTII T. Rowe Price Large Cap Growth Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$—	$37,730		$81,233	$—		$—		$8,818		$87,883		$3,371	$—		$12,997
Expenses:
Mortality and expense risk charges	103,217	7,754		54,127	13,045		58,697		13,355		31,507		2,465	82,892		1,891
Administrative charges	14,216	1,124		8,306		1,564		8,897		1,602		4,705	295		13,181	240
Total expenses	117,433	8,878		62,433		14,609		67,594		14,957		36,212	2,760		96,073	2,131
Net investment income (loss)	(117,433)	28,852		18,800		(14,609)		(67,594)		(6,139)		51,671	611		(96,073)	10,866
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,241,077	—		706,352	55,000		1,024,448		101,180		214,891		22,295	1,227,102		—
Realized gains (losses) on sale of investments	283,245	3,643		(31,610)		542		70,692		34,030		3,885	(265)		224,138	(4,363)
Net realized gains (losses)	1,524,322	3,643		674,742		55,542		1,095,140		135,210		218,776	22,030		1,451,240	(4,363)
Change in unrealized gains (losses) on investments	(335,309)	(10,677)		(332,994)		(3,703)		(311,724)		29,151		28,836	(945)		(146,782)	5,606
Net realized and change in unrealized gains (losses) on investments	1,189,013	(7,034)		341,748		51,839		783,416		164,361		247,612	21,085		1,304,458	1,243
Net increase (decrease) in net assets resulting from operations	$1,071,580	$21,818		$360,548	$37,230		$715,822		$158,222		$299,283		$21,696	$1,208,385		$12,109

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2025

	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division	Invesco V.I. EQV International Equity Division	LMPVET ClearBridge Variable Appreciation Division
Investment Income:
Dividends	$31,529		$16,466	$91,003		$35,734	$132,429	$—		$12,457	$—	$16,670	$13,806
Expenses:
Mortality and expense risk charges	7,761		127,603	46,181		5,014	111,886	5,410		6,591	64	11,067	23,404
Administrative charges	1,114		19,297	7,620		833	17,215	648		790	8	1,785	3,882
Total expenses	8,875		146,900	53,801		5,847	129,101	6,058		7,381	72	12,852	27,286
Net investment income (loss)	22,654		(130,434)	37,202		29,887	3,328	(6,058)		5,076	(72)	3,818	(13,480)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—		2,096,834	282,344		—	61,252	24,381		34,783	—	73,987	394,226
Realized gains (losses) on sale of investments	1,997		443,709	98,077		(10,361)	1,050,273	(1,449)		71	359	43,482	66,922
Net realized gains (losses)	1,997		2,540,543	380,421		(10,361)	1,111,525	22,932		34,854	359	117,469	461,148
Change in unrealized gains (losses) on investments	18,529		(9,716)	420,341		29,971	647,914	(12,097)		87,771	(154)	50,901	(121,039)
Net realized and change in unrealized gains (losses) on investments	20,526		2,530,827	800,762		19,610	1,759,439	10,835		122,625	205	168,370	340,109
Net increase (decrease) in net assets resulting from operations	$43,180		$2,400,393	$837,964		$49,497	$1,762,767	$4,777		$127,701	$133	$172,188	$326,629

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2025

	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Growth Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Large Cap Value Division	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Variable Global High Yield Bond Division (a)	MFS® VIT Total Return Bond Division
Investment Income:
Dividends	$16,027	$—	$—	$10,678	$10	$—		$—	$14,085
Expenses:
Mortality and expense risk charges	9,086	17,017	80	12,133	121	8,136		259	2,736
Administrative charges	1,089	2,637		8	1,455	13		1,091		31	466
Total expenses	10,175	19,654		88	13,588	134		9,227		290	3,202
Net investment income (loss)	5,852	(19,654)		(88)	(2,910)	(124)		(9,227)		(290)	10,883
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	101,564	275,723	455	93,069	472	50,938		—	—
Realized gains (losses) on sale of investments	4,123	(30,680)		211	17,761	5,069		15,741		(15,356)	(339)
Net realized gains (losses)	105,687	245,043		666	110,830	5,541		66,679		(15,356)	(339)
Change in unrealized gains (losses) on investments	(34,923)	(24,014)		(89)	(30,839)	(5,538)		(1,446)		16,219	8,126
Net realized and change in unrealized gains (losses) on investments	70,764	221,029		577	79,991	3		65,233		863	7,787
Net increase (decrease) in net assets resulting from operations	$76,616	$201,375	$489	$77,081	$(121)	$56,006		$573	$18,670

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2025 and 2024

	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division					BHFTI Brighthouse Small Cap Value Division				BHFTI Brighthouse/Wellington Large Cap Research Division		BHFTI Invesco Comstock Division			BHFTI MFS® Research International Division			BHFTI Morgan Stanley Discovery Division
	2025	2024	2025		2024		2025		2024		2025	2024	2025		2024	2025	2024		2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(3,710)	$(3,844)			$6,512		$2,347		$(30)		$(36)	$(32,830)	$(27,756)			$212	$104	$5,622		$8,898	$(522)	$(365)
Net realized gains (losses)	35,496	2,751			(78)		(54)	610		1,617	1,072,594	436,840		9,641		5,734	40,061		35,209		(225)	(435)
Change in unrealized gains (losses) on investments	(19,894)	13,238	1,854				1,029		(1,758)		(31)	(303,523)	560,979			(3,107)	1,390		68,065	(10,518)		4,598	9,744
Net increase (decrease) in net assets resulting from operations	11,892	12,145	8,288				3,322		(1,178)		1,550	736,241	970,063			6,746	7,228		113,748	33,589		3,851	8,944
Contract Transactions:
Purchase payments received from Contract owners	—	—		—		—	—		—		35,418	41,002		—		—	16,866		—	—	—
Net transfers (including fixed account)	—	—	65,050				—	944		75	(2,018)	(2,027)			70	(90)	—		264,333	—		—
Contract charges	(160)	(169)			(70)		(32)	(21)		(22)	(434)	(503)			(29)	(29)	(49)		(56)	(15)	(14)
Transfers for Contract benefits and terminations	(4,017)	(23,575)	(7,231)				(344)		(10,865)		(657)	(657,756)	(312,950)			(23,077)	(1,870)		(91,575)	(321,258)		(6)	(3)
Net increase (decrease) in net assets resulting from Contract transactions	(4,177)	(23,744)	57,749				(376)		(9,942)		(604)	(624,790)	(274,478)			(23,036)	(1,989)		(74,758)	(56,981)		(21)	(17)
Net increase (decrease) in net assets	7,715	(11,599)			66,037		2,946		(11,120)		946	111,451	695,585			(16,290)	5,239		38,990	(23,392)		3,830	8,927
Net Assets:
Beginning of year	260,014	271,613	50,373				47,427		24,406		23,460	5,549,364	4,853,779			59,948	54,709		563,705	587,097		33,108	24,181
End of year	$267,729	$260,014			$116,410		$50,373		$13,286		$24,406	$5,660,815	$5,549,364			$43,658	$59,948		$602,695	$563,705		$36,938	$33,108

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division			BHFTII BlackRock Bond Income Division			BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division				BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2025	2024	2025	2024	2025		2024	2025	2024	2025	2024	2025		2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,444	$1,362	$7,117		$13,179		$2,029	$3,293	$(117,433)	$(108,033)		$28,852		$36,419	$18,800	$21,804		$(14,609)	$(12,797)
Net realized gains (losses)	(536)	(1,599)	145,424		74,942		(406)	(9,457)	1,524,322	1,217,611		3,643		974	674,742	213,454		55,542	(4,310)
Change in unrealized gains (losses) on investments	2,988	1,547	16,530		76,925		1,607	6,547	(335,309)	1,334,826		(10,677)		(7,033)	(332,994)	211,246		(3,703)	167,156
Net increase (decrease) in net assets resulting from operations	5,896	1,310	169,071		165,046		3,230	383	1,071,580	2,444,404		21,818		30,360	360,548	446,504		37,230	150,049
Contract Transactions:
Purchase payments received from Contract owners	—	—	—		—	—	—	400	32,705	—	1,841			26,098	101,508	—		—
Net transfers (including fixed account)	428	1,718	1,775		339		—	—	(4,947)	588,957	(50,000)		—	(6,691)	(17,516)		146	(7)
Contract charges	(80)	(106)	(964)		(1,087)		(42)	(75)	(2,223)	(2,380)	(231)		(262)	(532)	(612)		(561)		(616)
Transfers for Contract benefits and terminations	(2,299)	(13,620)	(99,565)		(198,825)		(2,443)	(62,705)	(1,048,576)	(1,434,515)		(53,145)		(16,234)	(546,445)	(816,033)		(45,744)	(49,088)
Net increase (decrease) in net assets resulting from Contract transactions	(1,951)	(12,008)	(98,754)		(199,573)		(2,485)	(62,780)	(1,055,346)	(815,233)		(103,376)		(14,655)	(527,570)	(732,653)		(46,159)	(49,711)
Net increase (decrease) in net assets	3,945	(10,698)	70,317		(34,527)		745	(62,397)	16,234	1,629,171		(81,558)		15,705	(167,022)	(286,149)		(8,929)	100,338
Net Assets:
Beginning of year	80,384	91,082	1,672,016		1,706,543		51,742	114,139	9,704,645	8,075,474		805,635		789,930	5,810,608	6,096,757		1,065,820	965,482
End of year	$84,329	$80,384	$1,742,333		$1,672,016		$52,487	$51,742	$9,720,879	$9,704,645		$724,077		$805,635	$5,643,586	$5,810,608		$1,056,891	$1,065,820

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTII Jennison Growth Division		BHFTII MetLife Stock Index Division			BHFTII MFS® Total Return Division			BHFTII MFS® Value Division			BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division			BHFTII Western Asset Management U.S. Government Division
	2025	2024	2025	2024	2025		2024	2025	2024		2025	2024	2025	2024	2025		2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(67,594)	$(65,248)	$(6,139)		$(3,407)		$51,671	$45,974			$611	$593	$(96,073)	$(93,625)	$10,866	$11,501		$22,654	$48,289
Net realized gains (losses)	1,095,140	737,306	135,210		82,869		218,776	160,297			22,030	16,643	1,451,240	708,929	(4,363)		(4,585)	1,997	(34,197)
Change in unrealized gains (losses) on investments	(311,724)	751,913	29,151		119,239		28,836	3,140		(945)		324	(146,782)	1,544,021	5,606		(274)	18,529	(2,157)
Net increase (decrease) in net assets resulting from operations	715,822	1,423,971	158,222		198,701		299,283	209,411		21,696		17,560	1,208,385	2,159,325	12,109		6,642	43,180	11,935
Contract Transactions:
Purchase payments received from Contract owners	—	26,373	—		—	—	72,924	—			—	50,010	34,453	—	—		—	3,681
Net transfers (including fixed account)	163	(15,697)	(47)		468	1,984		1,883		—	—	575	32,952	—	—		1,221	(1,328,199)
Contract charges	(434)	(480)	(400)		(437)		(490)	(514)			(57)	(58)	(422)	(447)	(55)	(57)	(209)	(212)
Transfers for Contract benefits and terminations	(533,544)	(495,890)	(74,978)		(25,708)		(276,887)	(354,912)		(1,463)		(5,211)	(1,061,142)	(858,333)	(24,883)		(26,962)	(385,613)	(1,378,006)
Net increase (decrease) in net assets resulting from Contract transactions	(533,815)	(485,694)	(75,425)		(25,677)		(275,393)	(280,619)		(1,520)		(5,269)	(1,010,979)	(791,375)	(24,938)		(27,019)	(384,601)	(2,702,736)
Net increase (decrease) in net assets	182,007	938,277	82,797		173,024		23,890	(71,208)			20,176	12,291	197,406	1,367,950	(12,829)		(20,377)	(341,421)	(2,690,801)
Net Assets:
Beginning of year	5,991,800	5,053,523	1,053,780		880,756		3,208,181	3,279,389		187,359		175,068	9,030,778	7,662,828	170,575		190,952	902,416	3,593,217
End of year	$6,173,807	$5,991,800	$1,136,577		$1,053,780		$3,232,071	$3,208,181			$207,535	$187,359	$9,228,184	$9,030,778	$157,746		$170,575	$560,995	$902,416

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division
2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(130,434)	$(118,418)	$37,202	$34,698	$29,887	$28,107	$3,328	$16,349	$(6,058)	$(5,847)	$5,076	$5,760	$(72)	$96
Net realized gains (losses)	2,540,543	2,344,368	380,421	367,167	(10,361)	(21,199)	1,111,525	916,003	22,932	(2,368)	34,854	(1,889)	359	903
Change in unrealized gains (losses) on investments	(9,716)	1,098,545	420,341	241,112	29,971	32,956	647,914	1,438,637	(12,097)	45,703	87,771	(13,394)	(154)	1,270
Net increase (decrease) in net assets resulting from operations	2,400,393	3,324,495	837,964	642,977	49,497	39,864	1,762,767	2,370,989	4,777	37,488	127,701	(9,523)	133	2,269
Contract Transactions:
Purchase payments received from Contract owners	1,100	58,308	600	19,689	—	7,197	43,164	125,115	—	—	—	—	—	—
Net transfers (including fixed account)	(19,610)	(24,807)	(7,611)	6,295	—	95,218	40,702	12,845	138	83	(488)	1,514	—	—
Contract charges	(967)	(1,050)	(291)	(309)	(75)	(91)	(535)	(541)	(153)	(169)	(237)	(253)	—	(30)
Transfers for Contract benefits and terminations	(960,229)	(1,647,020)	(462,599)	(427,223)	(52,821)	(52,066)	(1,395,257)	(1,045,405)	(3,465)	(5,910)	(49,014)	(47,780)	(23,857)	(3)
Net increase (decrease) in net assets resulting from Contract transactions	(979,706)	(1,614,569)	(469,901)	(401,548)	(52,896)	50,258	(1,311,926)	(907,986)	(3,480)	(5,996)	(49,739)	(46,519)	(23,857)	(33)
Net increase (decrease) in net assets	1,420,687	1,709,926	368,063	241,429	(3,399)	90,122	450,841	1,463,003	1,297	31,492	77,962	(56,042)	(23,724)	2,236
Net Assets:
Beginning of year	12,545,243	10,835,317	4,983,410	4,741,981	568,779	478,657	11,730,901	10,267,898	429,920	398,428	485,875	541,917	23,724	21,488
End of year	$13,965,930	$12,545,243	$5,351,473	$4,983,410	$565,380	$568,779	$12,181,742	$11,730,901	$431,217	$429,920	$563,837	$485,875	$—	$23,724

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	Invesco V.I. EQV International Equity Division		LMPVET ClearBridge Variable Appreciation Division			LMPVET ClearBridge Variable Dividend Strategy Division			LMPVET ClearBridge Variable Growth Division			LMPVET ClearBridge Variable Large Cap Growth Division			LMPVET ClearBridge Variable Large Cap Value Division				LMPVET ClearBridge Variable Mid Cap Division
	2025	2024	2025	2024	2025	2024		2025		2024	2025	2024		2025	2024	2025			2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,818	$6,481	$(13,480)		$(7,506)	$5,852		$(641)		$(19,654)	$(17,784)		$(88)		$(83)	$(2,910)			$(1,832)	$(124)	$(157)
Net realized gains (losses)	117,469	149,733	461,148		380,372	105,687		79,915		245,043		402,979	666		639	110,830			168,955	5,541	815
Change in unrealized gains (losses) on investments	50,901	(138,768)	(121,039)		99,162	(34,923)		13,884		(24,014)	(194,630)		(89)		827	(30,839)			(99,833)	(5,538)	1,005
Net increase (decrease) in net assets resulting from operations	172,188	17,446	326,629		472,028	76,616		93,158		201,375	190,565		489		1,383	77,081			67,290	(121)	1,663
Contract Transactions:
Purchase payments received from Contract owners	400	19,058	—		—	—	—		—	1,676		—	—		—	—		—	—
Net transfers (including fixed account)	—	398,562	(50)		(558)	—	—		(1,295)	(293)		(113)	(732)		—		—		—	—
Contract charges	(132)	(139)	(386)		(387)	(357)	(373)			(290)	(356)		(3)		(3) (401)		(465)		(12)	(12)
Transfers for Contract benefits and terminations	(200,670)	(687,483)	(115,694)		(232,379)	(8,768)		(21,204)		(96,222)	(257,863)		(5)		(3)	(164,352)			(49,705)	(16,663)	(791)
Net increase (decrease) in net assets resulting from Contract transactions	(200,402)	(270,002)	(116,130)		(233,324)	(9,125)		(21,577)		(97,807)	(256,836)		(121)		(738)	(164,753)			(50,170)	(16,675)	(803)
Net increase (decrease) in net assets	(28,214)	(252,556)	210,499		238,704	67,491		71,581		103,568		(66,271)	368		645	(87,672)			17,120	(16,796)	860
Net Assets:
Beginning of year	1,223,861	1,476,417	2,514,977		2,276,273	697,807		626,226		1,714,462	1,780,733		6,331		5,686	1,053,602			1,036,482	20,477	19,617
End of year	$1,195,647	$1,223,861	$2,725,476		$2,514,977	$765,298		$697,807		$1,818,030	$1,714,462		$6,699		$6,331		$965,930		$1,053,602	$3,681	$20,477

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2025 and 2024

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Variable Global High Yield Bond Division				MFS® VIT Total Return Bond Division
	2025	2024	2025 (a)		2024	2025		2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(9,227)	$(9,389)			$(290)	$3,248		$10,883	$9,639
Net realized gains (losses)	66,679	33,568			(15,356)	(1,018)		(339)	(3,048)
Change in unrealized gains (losses) on investments	(1,446)	(1,241)	16,219			1,330		8,126	(2,286)
Net increase (decrease) in net assets resulting from operations	56,006	22,938	573			3,560		18,670	4,305
Contract Transactions:
Purchase payments received from Contract owners	—	—		—		—	—	3,681
Net transfers (including fixed account)	(305)	773		(65,050)		—		70	(95,134)
Contract charges	(186)	(203)			(21)	(59)		(78)	(81)
Transfers for Contract benefits and terminations	(66,623)	(34,509)	(1,145)			(3,544)		(12,921)	(35,362)
Net increase (decrease) in net assets resulting from Contract transactions	(67,114)	(33,939)	(66,216)			(3,603)		(12,929)	(126,896)
Net increase (decrease) in net assets	(11,108)	(11,001)			(65,643)	(43)		5,741	(122,591)
Net Assets:
Beginning of year	733,995	744,996	65,643			65,686		309,757	432,348
End of year	$722,887	$733,995			$—	$65,643		$315,498	$309,757

(a) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.
ORGANIZATION

Metropolitan Life Variable Annuity Separate Account II (the “Separate Account”), a separate account of Metropolitan Life Insurance Company (the “Company”), was established by the Board of Directors of Citicorp Life Insurance Company (“CLIC”) on July 6, 1993 to support operations of CLIC with respect to certain variable annuity contracts (the “Contracts”). On October 6, 2006, CLIC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into divisions (the “Divisions”), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the “Trusts”), which are presented below:

AB Variable Products Series Fund, Inc. (“AB VPS”)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco V.I.”)

Brighthouse Funds Trust I (“BHFTI”)

Brighthouse Funds Trust II (“BHFTII”)

Fidelity® Variable Insurance Products (“Fidelity VIP”)

Franklin Templeton Variable Insurance Products Trust (“FTVIPT”)

Legg Mason Partners Variable Equity Trust (“LMPVET”)

Legg Mason Partners Variable Income Trust (“LMPVIT”) (a)

MFS® Variable Insurance Trust (“MFS VIT”)

(a)
The Division in this Trust was substituted during the year ended December 31, 2025, see Note 3.

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.
LIST OF DIVISIONS

A. The following Divisions had net assets as of or during the year ended December 31, 2025:

AB VPS Sustainable Global Thematic Division

BHFTI BlackRock High Yield Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI Invesco Comstock Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division

BHFTI PIMCO Total Return Division

BHFTI T. Rowe Price Large Cap Value Division (a)

BHFTII BlackRock Bond Income Division

BHFTII BlackRock Capital Appreciation Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII Frontier Mid Cap Growth Division

BHFTII Jennison Growth Division

BHFTII MetLife Stock Index Division

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII Western Asset Management Strategic Bond Opportunities Division

BHFTII Western Asset Management U.S. Government Division

Fidelity® VIP Contrafund® Division (a)

Fidelity® VIP Equity-Income Division

Fidelity® VIP High Income Division

Fidelity® VIP Index 500 Division

FTVIPT Franklin Small-Mid Cap Growth VIP Division

FTVIPT Templeton Foreign VIP Division

Invesco V.I. Equity and Income Division (b)

Invesco V.I. EQV International Equity Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Growth Division

LMPVET ClearBridge Variable Large Cap Growth Division

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.
LIST OF DIVISIONS — (Concluded)

LMPVET ClearBridge Variable Large Cap Value Division

LMPVET ClearBridge Variable Mid Cap Division

LMPVET ClearBridge Variable Small Cap Growth Division

MFS® VIT Total Return Bond Division

(a)
This Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.
(b)
This Division’s net assets went to zero during the year ended December 31, 2025 and is not included in the statements of assets and liabilities.

B. The following Division ceased operations during the year ended December 31, 2025, and is not included in the statements of assets and liabilities.

LMPVIT Western Asset Variable Global High Yield Bond Division

C. The following Divisions are offered investment options in the Separate Account. During the year ended December 31, 2025, these Divisions had no activity and had no net assets as of December 31, 2025. These Divisions are not included in the accompanying financial statements:

Fidelity® VIP Dynamic Capital Appreciation Division

Invesco V.I. Equity and Income Division

3.
PORTFOLIO CHANGE

The operations of the Divisions were affected by the following change that occurred during the year ended December 31, 2025:

Substitution:

Former Portfolio

LMPVIT Western Asset Variable Global High Yield Bond Portfolio

New Portfolio

BHFTI BlackRock High Yield Portfolio

4.
SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division’s investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value (“NAV”). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.
SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASC Topic 820, Fair Value Measurement (“ASC 820”) provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account’s investments in shares of a fund, portfolio or series of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company’s general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Segment Reporting

Each Division of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Separate Account using information of each Division. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company’s Assistant Vice President of Life and Annuity Products as the CODM.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.
SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

5.
EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2025:

Administrative	0.15%
Mortality and Expense Risk	0.84% - 1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Asset-based charges that have not been redeemed from the Divisions are recorded as Accrued Fees in the accompanying statements of assets and liabilities of the Divisions.

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge of $30 is assessed on an annual basis for the Contracts. For certain Contracts, the administrative charge is waived if the Contract value is less than $25,000 or if the Contract owner has added at least $2,500 ($2,000 for Qualified Contracts) to the Contract in the last 12 months. For certain Contracts, a transfer fee of $25 may be deducted after twelve transfers are made in a Contract year. For certain Contracts, the Company reserves the right to assess a transaction charge on partial surrenders for the lesser of 2% of the amount withdrawn or $25. The Company did not impose this charge for the years reported. In addition, most Contracts impose a surrender charge which ranges from 0% to 7% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2025 and 2024.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.
STATEMENT OF INVESTMENTS
As of December 31, 2025	For the year ended December 31, 2025
Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
AB VPS Sustainable Global Thematic Division	8,849	268,344	34,939	7,846
BHFTI BlackRock High Yield Division	15,262	116,643	72,787	8,491
BHFTI Brighthouse Small Cap Value Division	1,196	16,412	3,390	11,079
BHFTI Brighthouse/Wellington Large Cap Research Division	385,642	4,805,868	1,066,031	751,053
BHFTI Invesco Comstock Division	3,345	36,361	6,968	23,886
BHFTI MFS® Research International Division	44,464	535,399	64,275	99,041
BHFTI Morgan Stanley Discovery Division	5,988	54,959	10	486
BHFTI PIMCO Total Return Division	8,497	92,150	6,412	4,869
BHFTI T. Rowe Price Large Cap Value Division	64,550	1,829,910	186,040	123,676
BHFTII BlackRock Bond Income Division	573	58,560	2,748	3,173
BHFTII BlackRock Capital Appreciation Division	218,990	7,649,726	1,241,122	1,172,723
BHFTII BlackRock Ultra-Short Term Bond Division	7,072	709,394	37,731	112,122
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	206,128	5,910,525	826,354	628,571
BHFTII Frontier Mid Cap Growth Division	38,197	1,021,999	55,567	61,328
BHFTII Jennison Growth Division	393,492	5,445,458	1,026,965	603,840
BHFTII MetLife Stock Index Division	16,535	676,052	109,998	90,339
BHFTII MFS® Total Return Division	21,381	3,190,145	312,845	321,529
BHFTII MFS® Value Division	15,345	215,623	25,666	4,196
BHFTII T. Rowe Price Large Cap Growth Division	362,724	7,161,945	1,279,944	1,159,821
BHFTII Western Asset Management Strategic Bond Opportunities Division	14,740	179,769	12,997	26,955
BHFTII Western Asset Management U.S. Government Division	52,248	580,671	32,720	394,520
Fidelity® VIP Contrafund® Division	234,414	9,280,718	2,113,828	1,126,987
Fidelity® VIP Equity-Income Division	181,841	4,297,260	397,263	547,512
Fidelity® VIP High Income Division	115,891	659,218	35,785	58,628
Fidelity® VIP Index 500 Division	18,454	3,680,524	325,266	1,572,507
FTVIPT Franklin Small-Mid Cap Growth VIP Division	30,139	502,612	24,614	9,704
FTVIPT Templeton Foreign VIP Division	34,766	523,761	47,501	57,309
Invesco V.I. Equity and Income Division	—	—	—	23,928
Invesco V.I. EQV International Equity Division	33,114	960,715	90,774	213,278
LMPVET ClearBridge Variable Appreciation Division	43,742	1,745,776	408,032	143,303
LMPVET ClearBridge Variable Dividend Strategy Division	37,793	660,192	117,590	19,294
LMPVET ClearBridge Variable Growth Division	129,407	2,367,715	275,881	117,485
LMPVET ClearBridge Variable Large Cap Growth Division	140	3,797	700	443
LMPVET ClearBridge Variable Large Cap Value Division	50,362	893,608	103,746	178,334
LMPVET ClearBridge Variable Mid Cap Division	155	2,691	484	16,800
LMPVET ClearBridge Variable Small Cap Growth Division	25,640	585,336	50,938	76,193
LMPVIT Western Asset Variable Global High Yield Bond Division	—	19	—	(a)	66,502	(a)
MFS® VIT Total Return Bond Division	26,795	319,743	14,178	16,080
(a)
For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS
For the years ended December 31, 2025 and 2024:
	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division			BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/ Wellington Large Cap Research Division			BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division
	2025	2024	2025	2024	2025		2024	2025	2024	2025	2024	2025	2024
Units beginning of year	241,555	263,620		12,903	13,001		4,946	5,068		1,202,770	1,237,523	15,463	15,964	193,223	205,265
Units issued and transferred from other funding options	—	—	16,575		—	212	25	39,990		49,597	60	73	17,904	107,872
Units redeemed and transferred to other funding options	(3,662)	(22,065)		(1,805)	(98)		(2,337)	(147)		(145,484)	(84,350)	(5,788)	(574)	(31,326)	(119,914)
Units end of year	237,893	241,555		27,673	12,903		2,821	4,946		1,097,276	1,202,770	9,735	15,463	179,801	193,223
	BHFTI Morgan Stanley Discovery Division		BHFTI PIMCO Total Return Division				BHFTI T. Rowe Price Large Cap Value Division		BHFTII BlackRock Bond Income Division			BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2025	2024	2025	2024		2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	8,806	8,810		42,850		49,033	493,929	555,542		29,323		64,739	2,163,247	2,313,280	747,701	760,900
Units issued and transferred from other funding options	—	—		949	930	493	97	—		—	404	313,133	21	1,812
Units redeemed and transferred to other funding options	(4)	(4)		(1,940)		(7,113)	(28,980)	(61,710)		(1,379)		(35,416)	(221,589)	(463,166)	(92,673)	(15,011)
Units end of year	8,802	8,806		41,859		42,850	465,442	493,929		27,944		29,323	1,942,062	2,163,247	655,049	747,701
	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division			BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division				BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2025	2024	2025	2024	2025	2024	2025	2024		2025	2024	2025	2024
Units beginning of year	1,290,360	1,372,430		294,689	309,643	1,090,854	1,168,504		74,788		76,652	1,210,631	1,270,325	56,034	57,712
Units issued and transferred from other funding options	29,303	135,679		261	2,088	861	50,441	—		936	4,553	195,309	—	—
Units redeemed and transferred to other funding options	(121,590)	(217,749)		(12,929)	(17,042)	(94,071)	(128,091)		(5,041)		(2,800)	(102,412)	(255,003)	(422)	(1,678)
Units end of year	1,198,073	1,290,360		282,021	294,689	997,644	1,090,854		69,747		74,788	1,112,772	1,210,631	55,612	56,034
	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division			BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division			Fidelity® VIP Equity-Income Division		Fidelity® VIP High Income Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	931,267	989,279		92,530	106,754	560,011	2,081,039		1,093,738	1,194,537	848,868	905,325	238,127	212,874
Units issued and transferred from other funding options	44,826	59,796		—	—	688	3,953	718	180,913	4,412	39,794	72	56,596
Units redeemed and transferred to other funding options	(106,395)	(117,808)		(12,381)	(14,224)	(217,214)	(1,524,981)		(80,035)	(281,712)	(79,710)	(96,251)	(21,279)	(31,343)
Units end of year	869,698	931,267		80,149	92,530	343,485	560,011		1,014,421	1,093,738	773,570	848,868	216,920	238,127

(a) For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2025 and 2024:
	Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division			FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division			Invesco V.I. EQV International Equity Division		LMPVET ClearBridge Variable Appreciation Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Units beginning of year	1,427,495	1,441,891		96,525	97,935	285,211	310,520		10,535	10,549	381,564	441,309	428,276	470,036
Units issued and transferred from other funding options	50,336	140,780		73	20	190	3,619	—	—	236	142,164	4	—
Units redeemed and transferred to other funding options	(173,749)	(155,176)		(826)	(1,430)	(25,607)	(28,928)		(10,535)	(14)	(57,156)	(201,909)	(18,498)	(41,760)
Units end of year	1,304,082	1,427,495		95,772	96,525	259,794	285,211		—	10,535	324,644	381,564	409,782	428,276
	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Growth Division			LMPVET ClearBridge Variable Large Cap Growth Division			LMPVET ClearBridge Variable Large Cap Value Division			LMPVET ClearBridge Variable Mid Cap Division			LMPVET ClearBridge Variable Small Cap Growth Division
	2025	2024	2025	2024	2025		2024	2025	2024		2025	2024	2025		2024
Units beginning of year	152,771	157,951		448,297	516,523		1,021	1,156		250,078		262,165	5,282		5,488	114,777	120,291
Units issued and transferred from other funding options	—	—		108	58,845	44	—	—		—		—	—	2	120
Units redeemed and transferred to other funding options	(1,900)	(5,180)		(24,538)	(127,071)		(56)	(135)		(39,093)		(12,087)	(4,359)		(206)	(10,108)	(5,634)
Units end of year	150,871	152,771		423,867	448,297		1,009	1,021		210,985		250,078	923		5,282	104,671	114,777
	LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2025 (a)	2024	2025	2024
Units beginning of year	22,580	23,851		125,618	174,698
Units issued and transferred from other funding options	—	—		68	3,618
Units redeemed and transferred to other funding options	(22,580)	(1,271)		(5,212)	(52,698)
Units end of year	—	22,580		120,474	125,618

(a) For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio or series, and total return ratios for the respective stated periods in the five years ended December 31, 2025:

		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
AB VPS Sustainable Global	2025	237,893		1.13		267,729		—		1.40	4.55
Thematic Division	2024	241,555		1.08		260,014		—		1.40	4.47
	2023	263,620		1.03		271,613		0.03		1.40	14.10
	2022	285,136		0.90		257,478		—		1.40	(28.18)
	2021	361,056		1.26		453,959		—		1.40	20.87
BHFTI BlackRock High Yield	2025	27,673		4.21		116,410		8.12		1.29	7.75
Division	2024	12,903		3.90		50,373		6.09		1.29	7.02
	2023	13,001		3.65		47,427		5.40		1.29	11.96
	2022	13,361		3.26		43,536		5.13		1.29	(11.32)
	2021	21,590		3.67		79,323		4.09		1.29	4.18
BHFTI Brighthouse Small Cap	2025	2,821		4.71		13,286		1.20		1.40	(4.55)
Value Division	2024	4,946		4.93		24,406		1.26		1.40	6.59
	2023	5,068		4.63		23,460		1.00		1.40	12.37
	2022	5,015		4.12		20,661		0.62		1.40	(14.30)
	2021	5,074		4.81		24,388		0.83		1.40	29.94
BHFTI	2025	1,097,276		1.25 - 5.61		5,660,815		0.49		0.99 - 1.40	14.14 - 14.77
Brighthouse/Wellington Large	2024	1,202,770		1.09 - 4.89		5,549,364		0.58		0.99 - 1.40	9.50 - 20.48
Cap Research Division	2023	1,237,523		3.46 - 4.06		4,853,779		0.83		0.99 - 1.40	23.77 - 24.50
	2022	1,495,748		2.80 - 3.26		4,734,050		0.70		0.99 - 1.40	(20.24) - (19.82)
	2021	1,551,623		3.50 - 4.07		6,131,714		0.84		0.99 - 1.40	22.47 - 23.16
BHFTI Invesco Comstock	2025	9,735		4.48		43,658		1.83		1.40	15.68
Division	2024	15,463		3.88		59,948		1.58		1.40	13.12
	2023	15,964		3.43		54,709		1.93		1.40	10.65
	2022	16,830		3.10		52,125		1.85		1.40	(0.76)
	2021	17,636		3.12		55,036		1.91		1.40	31.33
BHFTI MFS® Research	2025	179,801		1.19 - 3.64		602,695		1.99		0.99 - 1.40	20.71 - 21.51
International Division	2024	193,223		2.06 - 2.99		563,705		2.24		0.99 - 1.40	1.51 - 2.15
	2023	205,265		2.03 - 2.93		587,097		1.61		0.99 - 1.40	11.26 - 11.94
	2022	278,501		1.82 - 2.62		716,016		2.08		0.99 - 1.40	(18.71) - (18.12)
	2021	294,147		2.24 - 3.20		924,256		1.17		0.99 - 1.40	10.16 - 10.88
BHFTI Morgan Stanley	2025	8,802		4.20		36,938		—		1.40	11.61
Discovery Division	2024	8,806		3.76		33,108		—		1.40	36.99
	2023	8,810		2.74		24,181		—		1.40	38.91
	2022	8,816		1.98		17,418		—		1.40	(63.04)
	2021	8,821		5.35		47,161		—		1.40	(12.02)
BHFTI PIMCO Total Return	2025	41,859		2.01		84,329		5.57		1.40	7.39
Division	2024	42,850		1.88		80,384		2.94		1.40	0.99
	2023	49,033		1.86		91,082		2.91		1.40	4.58
	2022	49,361		1.78		87,674		2.93		1.40	(15.75)
	2021	50,904		2.11		107,313		1.78		1.40	(2.76)

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Large	2025	465,442		3.27 - 3.76		1,742,333		1.82		1.40	10.50 - 10.60
Cap Value Division	2024	493,929		2.96 - 3.40		1,672,016		2.16		1.40	9.55 - 9.62
	2023	555,542		2.70 - 3.10		1,706,543		1.92		1.40	8.12 - 8.26
	2022	609,992		2.50 - 2.86		1,732,391		1.68		1.40	(6.47) - (6.39)
	2021	632,736		2.67 - 3.06		1,920,316		1.93		1.40	24.23 - 24.36
BHFTII BlackRock Bond	2025	27,944		1.88		52,487		5.34		1.40	6.45
Income Division	2024	29,323		1.76		51,742		5.01		1.40	0.08
	2023	64,739		1.76		114,139		3.19		1.40	4.37
	2022	69,511		1.69		117,422		2.89		1.40	(15.34)
	2021	70,063		2.00		139,795		2.71		1.40	(1.82)
BHFTII BlackRock Capital	2025	1,942,062		1.30 - 5.57		9,720,879		—		0.99 - 1.40	11.62 - 12.08
Appreciation Division	2024	2,163,247		1.16 - 4.97		9,704,645		0.08		0.99 - 1.40	16.49 - 30.68
	2023	2,313,280		3.24 - 3.81		8,075,474		0.04		0.99 - 1.40	47.54 - 48.14
	2022	2,729,281		2.20 - 2.57		6,485,916		—		0.99 - 1.40	(38.48) - (38.22)
	2021	2,921,289		3.57 - 4.16		11,246,385		—		0.99 - 1.40	19.52 - 20.01
BHFTII BlackRock	2025	655,049		1.05 - 1.16		724,077		5.01		0.99 - 1.40	2.70 - 3.12
Ultra-Short Term Bond	2024	747,701		1.02 - 1.13		805,635		5.74		0.99 - 1.40	2.59 - 4.06
Division	2023	760,900		0.98 - 1.09		789,930		1.68		0.99 - 1.40	3.59 - 4.02
	2022	763,717		0.95 - 1.05		763,649		—		0.99 - 1.40	0.04 - 0.45
	2021	825,508		0.95 - 1.05		822,016		0.28		0.99 - 1.40	(1.58) - (1.18)
BHFTII	2025	1,198,073		1.10 - 5.40		5,643,586		1.44		0.99 - 1.40	6.33 - 6.77
Brighthouse/Wellington Core	2024	1,290,360		1.04 - 5.06		5,810,608		1.46		0.99 - 1.40	3.49 - 7.54
Equity Opportunities Division	2023	1,372,430		2.76 - 4.71		6,096,757		1.44		0.99 - 1.40	6.17 - 6.60
	2022	1,553,139		2.60 - 4.41		6,486,333		1.47		0.99 - 1.40	(6.40) - (6.01)
	2021	1,666,293		2.78 - 4.70		7,399,468		1.40		0.99 - 1.40	22.70 - 23.20
BHFTII Frontier Mid Cap	2025	282,021		3.75		1,056,891		—		1.40	3.62
Growth Division	2024	294,689		3.62		1,065,820		0.16		1.40	15.99
	2023	309,643		3.12		965,482		—		1.40	16.25
	2022	352,039		2.68		944,271		—		1.40	(29.21)
	2021	403,852		3.79		1,530,201		—		1.40	12.95
BHFTII Jennison Growth	2025	997,644		1.30 - 6.51		6,173,807		—		0.99 - 1.40	12.45 - 12.91
Division	2024	1,090,854		1.16 - 5.77		5,991,800		—		0.99 - 1.40	15.64 - 28.98
	2023	1,168,504		4.07 - 4.47		5,053,523		—		0.99 - 1.40	50.75 - 51.76
	2022	1,303,489		2.69 - 2.95		3,724,732		—		0.99 - 1.40	(39.87) - (39.47)
	2021	1,416,471		4.47 - 4.87		6,698,067		—		0.99 - 1.40	15.29 - 16.02
BHFTII MetLife Stock Index	2025	69,747		16.30		1,136,577		0.83		1.40	15.65
Division	2024	74,788		14.09		1,053,780		1.07		1.40	22.63
	2023	76,652		11.49		880,756		1.24		1.40	23.89
	2022	88,282		9.27		818,786		1.08		1.40	(19.64)
	2021	94,310		11.54		1,088,471		1.38		1.40	26.26
BHFTII MFS® Total Return	2025	1,112,772		1.14 - 3.58		3,232,071		2.74		0.98 - 1.40	9.35 - 10.03
Division	2024	1,210,631		1.04 - 3.27		3,208,181		2.53		0.98 - 1.40	3.87 - 6.72
	2023	1,270,325		2.32 - 3.08		3,279,389		2.27		0.98 - 1.40	8.66 - 9.33
	2022	1,610,475		2.13 - 2.84		3,797,464		1.78		0.98 - 1.40	(11.07) - (10.51)
	2021	1,774,349		2.39 - 3.19		4,680,766		1.84		0.98 - 1.40	12.41 - 13.10

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTII MFS® Value Division	2025	55,612		3.73		207,535		1.71		1.40	11.61
	2024	56,034		3.34		187,359		1.73		1.40	10.22
	2023	57,712		3.03		175,068		1.56		1.40	6.50
	2022	79,166		2.85		225,484		1.76		1.40	(7.32)
	2021	98,762		3.07		303,530		1.47		1.40	23.68
BHFTII T. Rowe Price Large	2025	869,698		1.32 - 11.76		9,228,184		—		0.99 - 1.40	13.85 - 14.56
Cap Growth Division	2024	931,267		1.15 - 10.27		9,030,778		—		0.99 - 1.40	15.97 - 29.01
	2023	989,279		4.34 - 7.96		7,662,828		—		0.99 - 1.40	44.50 - 45.37
	2022	1,166,833		3.01 - 5.48		6,244,024		—		0.99 - 1.40	(41.49) - (41.05)
	2021	1,229,736		5.14 - 9.29		11,167,263		—		0.99 - 1.40	18.28 - 19.04
BHFTII Western Asset	2025	80,149		1.94 - 2.11		157,746		7.98		0.99 - 1.40	7.56 - 8.00
Management Strategic Bond	2024	92,530		1.81 - 1.95		170,575		7.41		0.99 - 1.40	3.41 - 3.84
Opportunities Division	2023	106,754		1.75 - 1.88		190,952		6.49		0.99 - 1.40	7.92 - 8.36
	2022	125,429		1.62 - 1.73		208,930		6.02		0.99 - 1.40	(17.81) - (17.48)
	2021	128,602		1.97 - 2.10		260,386		3.61		0.99 - 1.40	1.39 - 1.80
BHFTII Western Asset	2025	343,485		1.09 - 1.91		560,995		4.22		0.99 - 1.40	5.58 - 6.01
Management U.S. Government	2024	560,011		1.02 - 1.80		902,416		3.87		0.99 - 1.40	0.90 - 2.66
Division	2023	2,081,039		1.35 - 1.77		3,593,217		1.01		0.99 - 1.40	3.41 - 3.84
	2022	680,252		1.31 - 1.71		1,066,149		2.38		0.99 - 1.40	(10.27) - (9.90)
	2021	755,917		1.46 - 1.90		1,305,705		2.66		0.99 - 1.40	(2.89) - (2.49)
Fidelity® VIP Contrafund®	2025	1,014,421		1.36 - 16.62		13,965,930		0.13		0.99 - 1.40	19.51 - 20.29
Division	2024	1,093,738		1.14 - 13.82		12,545,243		0.17		0.99 - 1.40	13.63 - 32.46
	2023	1,194,537		4.74 - 10.43		10,835,317		0.44		0.99 - 1.40	31.27 - 32.14
	2022	1,389,731		3.61 - 7.89		9,718,431		0.48		0.99 - 1.40	(27.51) - (27.04)
	2021	1,447,519		4.98 - 10.82		13,909,955		0.06		0.99 - 1.40	25.74 - 26.58
Fidelity® VIP	2025	773,570		1.25 - 7.17		5,351,473		1.78		0.99 - 1.40	17.37 - 17.85
Equity-Income Division	2024	848,868		1.06 - 6.08		4,983,410		1.76		0.99 - 1.40	5.77 - 14.20
	2023	905,325		4.78 - 5.33		4,741,981		1.85		0.99 - 1.40	9.11 - 9.56
	2022	1,018,417		4.38 - 4.86		4,878,687		1.85		0.99 - 1.40	(6.28) - (5.89)
	2021	1,095,811		4.67 - 5.17		5,582,913		1.88		0.99 - 1.40	23.16 - 23.66
Fidelity® VIP High Income	2025	216,920		1.16 - 2.69		565,380		6.34		0.99 - 1.40	8.83 - 9.28
Division	2024	238,127		1.06 - 2.46		568,779		6.49		0.99 - 1.40	6.15 - 7.89
	2023	212,874		2.06 - 2.28		478,657		5.28		0.99 - 1.40	8.95 - 9.39
	2022	261,475		1.89 - 2.08		538,036		4.95		0.99 - 1.40	(12.60) - (12.25)
	2021	290,066		2.16 - 2.37		681,160		4.71		0.99 - 1.40	2.96 - 3.38
Fidelity® VIP Index 500	2025	1,304,082		1.32 - 10.61		12,181,742		1.14		0.99 - 1.40	16.14 - 16.62
Division	2024	1,427,495		1.13 - 9.10		11,730,901		1.26		0.99 - 1.40	13.33 - 23.66
	2023	1,441,891		6.60 - 7.36		10,267,898		1.44		0.99 - 1.40	24.45 - 24.95
	2022	1,656,428		5.30 - 5.89		9,476,672		1.44		0.99 - 1.40	(19.35) - (19.02)
	2021	1,781,031		6.57 - 7.27		12,604,556		1.23		0.99 - 1.40	26.79 - 27.31
FTVIPT Franklin Small-Mid	2025	95,772		4.50		431,217		—		1.40	1.09
Cap Growth VIP Division	2024	96,525		4.45		429,920		—		1.40	9.48
	2023	97,935		4.07		398,428		—		1.40	24.98
	2022	111,846		3.26		364,073		—		1.40	(34.61)
	2021	118,986		4.98		592,337		—		1.40	8.48

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
FTVIPT Templeton Foreign	2025	259,794		2.17		563,837		2.36		1.40	27.40
VIP Division	2024	285,211		1.70		485,875		2.49		1.40	(2.39)
	2023	310,520		1.75		541,917		3.21		1.40	19.08
	2022	326,673		1.47		478,748		3.05		1.40	(8.89)
	2021	374,083		1.61		601,709		1.84		1.40	2.71
Invesco V.I. Equity and	2025	—	2.50		—		—		1.40		11.24
Income Division	2024	10,535		2.25		23,724		1.82		1.40	10.55
	2023	10,549		2.04		21,488		2.03		1.40	9.02
	2022	10,564		1.87		19,739		1.75		1.40	(8.79)
	2021	10,580		2.05		21,673		1.87		1.40	17.00
Invesco V.I. EQV	2025	324,644		1.12 - 3.91		1,195,647		1.38		0.99 - 1.40	14.88 - 15.35
International Equity Division	2024	381,564		0.97 - 3.39		1,223,861		1.46		0.99 - 1.40	(3.07) - (0.38)
	2023	441,309		3.05 - 3.40		1,476,417		0.19		0.99 - 1.40	16.51 - 16.98
	2022	491,609		2.62 - 2.91		1,406,297		1.72		0.99 - 1.40	(19.44) - (19.11)
	2021	524,295		3.25 - 3.60		1,856,889		1.22		0.99 - 1.40	4.42 - 4.85
LMPVET ClearBridge Variable	2025	409,782		6.11 - 6.76		2,725,476		0.53		0.99 - 1.40	12.90 - 13.36
Appreciation Division	2024	428,276		5.41 - 5.96		2,514,977		0.75		0.99 - 1.40	20.94 - 21.44
	2023	470,036		4.47 - 4.91		2,276,273		0.95		0.99 - 1.40	18.05 - 18.53
	2022	504,655		3.79 - 4.14		2,062,464		0.98		0.99 - 1.40	(13.66) - (13.31)
	2021	594,644		4.39 - 4.78		2,789,584		0.63		0.99 - 1.40	21.94 - 22.44
LMPVET ClearBridge Variable	2025	150,871		5.07		765,298		2.20		1.40	11.05
Dividend Strategy Division	2024	152,771		4.57		697,807		1.31		1.40	15.21
	2023	157,951		3.96		626,226		2.15		1.40	12.61
	2022	160,710		3.52		565,806		1.32		1.40	(9.38)
	2021	186,751		3.88		725,522		1.52		1.40	25.04
LMPVET ClearBridge Variable	2025	423,867		1.25 - 4.44		1,818,030		—		0.99 - 1.40	11.74 - 12.20
Growth Division	2024	448,297		1.11 - 3.96		1,714,462		0.11		0.99 - 1.40	10.91 - 11.68
	2023	516,523		3.23 - 3.54		1,780,733		0.28		0.99 - 1.40	22.70 - 23.20
	2022	660,550		2.63 - 2.87		1,860,538		0.46		0.99 - 1.40	(27.44) - (27.14)
	2021	670,729		3.62 - 3.95		2,593,823		0.16		0.99 - 1.40	8.77 - 9.21
LMPVET ClearBridge Variable	2025	1,009		6.64		6,699		—		1.40	7.11
Large Cap Growth Division	2024	1,021		6.20		6,331		—		1.40	26.10
	2023	1,156		4.92		5,686		—		1.40	42.03
	2022	1,356		3.46		4,696		—		1.40	(33.19)
	2021	1,163		5.18		6,028		—		1.40	20.25
LMPVET ClearBridge Variable	2025	210,985		4.58		965,930		1.10		1.40	8.67
Large Cap Value Division	2024	250,078		4.21		1,053,602		1.24		1.40	6.57
	2023	262,165		3.95		1,036,482		1.31		1.40	13.50
	2022	284,120		3.48		989,685		1.32		1.40	(7.73)
	2021	295,902		3.78		1,117,051		1.03		1.40	24.46
LMPVET ClearBridge Variable	2025	923		3.99		3,681		0.11		1.40	2.90
Mid Cap Division	2024	5,282		3.88		20,477		0.62		1.40	8.46
	2023	5,488		3.57		19,617		0.13		1.40	11.35
	2022	5,492		3.21		17,630		0.35		1.40	(26.35)
	2021	5,497		4.36		23,956		0.03		1.40	26.92

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.
FINANCIAL HIGHLIGHTS — (Concluded)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2025	104,671		6.58 - 7.40		722,887		—		0.99 - 1.40	7.71 - 8.16
Small Cap Growth Division	2024	114,777		6.11 - 6.84		733,995		—		0.99 - 1.40	3.04 - 3.46
	2023	120,291		5.93 - 6.61		744,996		—		0.99 - 1.40	6.90 - 7.34
	2022	130,212		5.55 - 6.16		751,938		—		0.99 - 1.40	(29.83) - (29.55)
	2021	136,862		7.91 - 8.75		1,126,323		—		0.99 - 1.40	11.04 - 11.50
LMPVIT Western Asset	2025	—	2.93		—		—		1.40		0.88
Variable Global High Yield	2024	22,580		2.91		65,643		6.35		1.40	5.56
Bond Division	2023	23,851		2.75		65,686		5.55		1.40	8.73
(closed 4/25/2025)	2022	25,013		2.53		63,352		5.80		1.40	(14.92)
	2021	39,399		2.98		117,290		4.39		1.40	(0.08)
MFS® VIT Total Return Bond	2025	120,474		1.09 - 2.68		315,498		4.46		0.99 - 1.40	5.68 - 6.12
Division	2024	125,618		1.03 - 2.52		309,757		3.67		0.99 - 1.40	1.11 - 3.21
	2023	174,698		2.25 - 2.49		432,348		3.12		0.99 - 1.40	5.89 - 6.32
	2022	214,828		2.12 - 2.34		499,981		2.79		0.99 - 1.40	(15.13) - (14.78)
	2021	224,781		2.50 - 2.74		614,021		2.92		0.99 - 1.40	(2.19) - (1.79)
1
These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.
2
These amounts represent the annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.
3
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Division.